Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,704,000
Previously Paid Amount	0.00
Total Fee Amount	413.98
Total Offset Amount	0.00
Net Fee	413.98
Narrative - Max Aggregate Offering Price	$ 2,704,000
Final Prospectus	true